Offerings - Offering: 1	Jul. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value EUR 0.05 per share
Amount Registered | shares	350,000
Proposed Maximum Offering Price per Unit	39.08
Maximum Aggregate Offering Price	$ 13,678,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,888.93
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, (the "Securities Act"), this Registration Statement shall be deemed to cover an indeterminate amount of additional ordinary shares, par value EUR 0.05 per share, of the Registrant ("Ordinary Shares") that may be offered and issued as a result of any share split, share dividend or similar transactions. Represents an additional 350,000 Ordinary Shares available for issuance under the Registrant's Amended and Restated 2014 Share Incentive Plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based upon the average of the high and low prices of the Ordinary Shares as reported on the Nasdaq Global Select Market on July 27, 2026.